Stock Options (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Options granted	228,761	338,750	228,761	338,750
Number of options exercised	354,859	46,745	647,667	92,140
Increase in equity	$ 2,400	$ 692	$ 6,000	$ 1,500